Property And Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property And Equipment
NOTE 4. PROPERTY AND EQUIPMENT

As of December 31, 2021 and 2020, Property and equipment consisted of the following:

($ in thousands)	Land and Buildings	Machinery and Equipment	Furniture and Fixtures	Leasehold Improvements	Website, Computer Equipment and Software	Vehicles	Construction In Progress	Total
Cost
Balance as of January 1, 2020	$72,803	$15,650	$10,458	$41,638	$2,715	$715	$42,048	$186,027

Additions	6,278	5,915	4,820	5,198	2,414	879	45,193	70,697
Transfers	27,581	1,290	2,191	30,548	125	21	(61,756)	—
Disposals	—	(110)	(33)	(214)	(24)	—	—	(381)
Sales related to sale and leaseback transactions	(10,136)	—	—	—	—	—	(11,403)	(21,539)
Additions from acquisition	—	455	473	11,069	585	331	5,166	18,079
Effect of foreign exchange and other adjustments	—	6	(273)	130	(43)	—	(51)	(231)

As of December 31, 2020	$96,526	$23,206	$17,636	$88,369	$5,772	$1,946	$19,197	$252,652

Additions	7,873	5,772	4,484	12,339	1,650	921	63,413	96,452
Transfers	4,021	4,923	3,560	39,494	580	65	(52,646)	(3)
Disposals	—	(130)	(407)	(811)	(23)	(30)	—	(1,401)
Additions from acquisition	39,106	5,279	834	12,448	111	377	12,839	70,994
Effect of foreign exchange and other adjustments	(642)	(82)	120	939	58	(21)	44	416

As of December 31, 2021	$146,884	$38,968	$26,227	$152,778	$8,148	$3,258	$42,847	$419,110

Accumulated depreciation
Balance as of January 1, 2020	$(511)	$(1,248)	$(994)	$(3,142)	$(743)	$(160)	$—	$(6,798)

Depreciation	(1,522)	(1,987)	(2,205)	(10,197)	(1,263)	(333)	—	(17,507)
Sales related to sale and leaseback transactions	—	—	—	457	—	—	—	457

As of December 31, 2020	$(2,033)	$(3,235)	$(3,199)	$(12,882)	$(2,006)	$(493)	$—	$(23,848)

Depreciation	(5,465)	(3,603)	(4,387)	(10,358)	(1,882)	(588)	—	(26,283)
Disposals	—	74	140	297	13	19	—	543
Adjustments	—	(57)	(133)	(206)	(52)	18	—	(430)

As of December 31, 2021	$(7,498)	$(6,821)	$(7,579)	$(23,149)	$(3,927)	$(1,044)	$—	$(50,018)

Net book value
As of December 31, 2020	$94,493	$19,971	$14,437	$75,487	$3,766	$1,453	$19,197	$228,804

As of December 31, 2021	$139,386	$32,147	$18,648	$129,629	$4,221	$2,214	$42,847	$369,092

As of December 31, 2021 and 2020, costs related to construction at the Company’s facilities and dispensaries were capitalized in construction in progress and not depreciated. Depreciation will commence when construction is completed, and the facilities and dispensaries are available for their intended use. Land costs at each balance sheet date are included in Land and Buildings.
Depreciation of $26.3 million and $17.5 million was incurred during the years ended December 31, 2021 and 2020, respectively, of which $6.5 million and $4.1 million, respectively, is included in Selling, general and administrative expenses, with the remainder in Cost of goods sold and ending inventory.

As
 of December
31
,
2021
and
2020
, ending inventory includes $
9.1
 million and $
3.7
 million of capitalized depreciation, respectively. For the years ended December
31
,
2021
and
2020
, $
14.3
 million and $
11.4
 million, respectively, of depreciation was recorded to Cost of goods sold, which includes $
3.6
 million and $
2.0
 million, respectively, related to depreciation capitalized to inventory in prior years. There were no
impairment losses related to property and equipment for the years ended December
31
,
2021
and
2020
, respectively.